Financial liabilities - Schedule of financial liabilities measured at other than fair value (Details) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 630	€ 629	€ 623	€ 905
Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	260,646	246,163
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,387,085	1,319,296
Carrying amount | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities	1,132,036	1,078,587
Carrying amount | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities	255,049	240,709
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,377,686	1,323,573
Fair value | Deposits
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	1,129,103	1,076,876
Fair value | Debt instruments
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value	€ 248,583	€ 246,697